Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 990,200	$ 728,500	$ 689,000
Additions based on tax positions related to the current year	80,000	73,300	91,500
Additions for tax positions of prior years	154,300	135,300	172,500
Reductions for tax positions of prior years	(7,000)	(10,000)	(43,700)
Acquisitions, divestitures and other	(41,500)	140,600	36,600
Lapse of statute of limitations	(124,000)	(26,300)	(36,300)
Settlements	(45,300)	(18,900)	(149,700)
Effect of foreign currency translation	(14,500)	(32,300)	(31,400)
Unrecognized tax benefits, end of year	$ 992,200	$ 990,200	$ 728,500